UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Advisor Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

RAMIREZ CORE BOND FUND

–	RETAIL CLASS (RAMRX)
–	INSTITUTIONAL CLASS (RAMIX)

RAMIREZ GOVERNMENT MONEY MARKET FUND

–	RETAIL CLASS (RMZXX)
–	INSTITUTIONAL CLASS (RAMXX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2024

www.ramirezam.com

Ramirez Funds
Expense Example
March 31, 2024 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 18, 2023 to March 31, 2024 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The “Hypothetical 5% Return” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(1)

Core Bond Fund
Retail Class
Actual Fund Return	$1,000.00	$997.90	0.74%	$2.10
Hypothetical 5% Return	$1,000.00	$1,012.10	0.74%	$2.12
Institutional Class
Actual Fund Return	$1,000.00	$998.60	0.50%	$1.42
Hypothetical 5% Return	$1,000.00	$1,012.79	0.50%	$1.43

Money Market Fund
Retail Class
Actual Fund Return	$1,000.00	$1,014.00	0.46%	$1.32
Hypothetical 5% Return	$1,000.00	$1,012.90	0.46%	$1.32
Institutional Class
Actual Fund Return	$1,000.00	$1,014.70	0.22%	$0.63
Hypothetical 5% Return	$1,000.00	$1,013.58	0.22%	$0.63

(1)	Expenses are equal to each Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 104/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramirez Funds
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
March 31, 2024 (Unaudited)

Core Bond Fund
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	2.6%
Corporate Bonds	21.6%
Mortgage Backed Securities	17.1%
Municipal Bonds	28.3%
U.S. Treasury Obligations	26.6%
100.0%

Money Market Fund
U.S. Government Agency & Obligations
Repurchase Agreements	18.7%
U.S. Treasury Debt	81.3%
100.0%

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

		Maturity	Principal
Security	Rate	Date	Amount	Value
Asset Backed Securities — 3.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3	4.870%	2/15/2028	$50,000	$49,688
Ford Credit Floorplan LLC
Series 2023-1, Class A1 (a)	4.920%	5/15/2028	450,000	447,781
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3	4.470%	2/16/2028	200,000	197,824
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3	4.710%	2/15/2028	200,000	198,524
Verizon Master Trust
Series 2023-1, Class A	4.490%	1/22/2029	200,000	197,641
World Omni Auto Receivables Trust
Series 2023-C, Class A3	5.150%	11/15/2028	450,000	450,446
Total Asset Backed Securities (Cost — $1,548,501)				1,541,904

Collateralized Mortgage Obligations — 2.6%
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (a)(b)	5.820%	10/12/2040	100,000	101,716
DC Commercial Mortgage Trust
Series 2023-DC, Class A (a)	6.314%	9/12/2040	500,000	511,118
JP Morgan Mortgage Trust
Series 2021-7, Class A4 (a)(b)	2.500%	11/25/2051	507,812	442,628
Total Collateralized Mortgage Obligations (Cost — $1,065,396)				1,055,462

Corporate Bonds — 21.2%
Aerospace/Defense — 0.9%
Boeing Co.	5.150%	5/1/2030	165,000	159,639
Northrop Grumman Corp.	4.700%	3/15/2033	200,000	195,245
Total Aerospace/Defense				354,884
Auto Manufacturers — 0.0% (c)
General Motors Co.	6.800%	10/1/2027	15,000	15,706
Total Auto Manufacturers				15,706

Banks — 5.8%
Bank of America Corp.	3.248%	10/21/2027	35,000	33,182
Bank of America Corp.	7.750%	5/14/2038	200,000	242,643
Citigroup, Inc.	6.625%	6/15/2032	385,000	412,636
Fifth Third Bancorp (effective 7/27/2028, US SOFR + 2.340%) (d)	6.339%	7/27/2029	25,000	25,772
Goldman Sachs Group, Inc.	3.500%	11/16/2026	315,000	302,216
HSBC Holdings PLC	4.300%	3/8/2026	200,000	196,309
JPMorgan Chase & Co.	4.125%	12/15/2026	15,000	14,626
JPMorgan Chase & Co. (effective 1/23/2027, US SOFR + 1.190%) (d)	5.040%	1/23/2028	200,000	199,310
JPMorgan Chase & Co.	6.400%	5/15/2038	265,000	298,084
Morgan Stanley	5.000%	11/24/2025	15,000	14,907
Morgan Stanley	7.250%	4/1/2032	165,000	188,224
Royal Bank of Canada	6.000%	11/1/2027	220,000	227,372
Sumitomo Mitsui Financial Group, Inc.	5.710%	1/13/2030	200,000	206,394

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)(Continued)

		Maturity	Principal
Security	Rate	Date	Amount	Value
Banks — 5.8%
Toronto-Dominion Bank/The	5.523%	7/17/2028	$30,000	$30,638
Wells Fargo & Co.	4.150%	1/24/2029	20,000	19,273
Total Banks				2,411,586

Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.700%	2/1/2036	220,000	212,700
Total Beverages				212,700

Building Materials — 0.7%
Owens Corning	3.875%	6/1/2030	165,000	154,099
Vulcan Materials Co.	3.500%	6/1/2030	165,000	151,229
Total Building Materials				305,328

Chemicals — 0.9%
DuPont de Nemours, Inc.	5.419%	11/15/2048	20,000	19,984
Mosaic Co.	4.050%	11/15/2027	165,000	159,162
Sherwin-Williams Co.	2.200%	3/15/2032	215,000	175,070
Total Chemicals				354,216

Computer Services — 0.3%
Hewlett Packard Enterprise Co.	4.900%	10/15/2025	350,000	347,664
International Business Machines Corp.	3.500%	5/15/2029	150,000	141,281
Total Computers				488,945

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	200,000	189,145
Capital One Financial Corp.	3.800%	1/31/2028	270,000	256,754
Total Diversified Financial Services				445,899

Electric — 1.2%
Exelon Corp.	4.050%	4/15/2030	200,000	188,616
Progress Energy, Inc.	7.750%	3/1/2031	165,000	186,701
San Diego Gas & Electric Co.	3.000%	3/15/2032	165,000	143,335
Total Electric				518,652

Electronics — 0.4%
Jabil, Inc.	3.000%	1/15/2031	180,000	154,095
Total Electronics				154,095

Food — 0.1%
Kraft Heinz Foods Co.	6.875%	1/26/2039	25,000	28,235
Sysco Corp.	5.950%	4/1/2030	15,000	15,640
Total Food				43,875

Healthcare Services — 2.3%
Centene Corp.	4.250%	12/15/2027	165,000	157,324
Elevance Health, Inc.	4.650%	1/15/2043	20,000	18,203
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	330,000	321,277
New York and Presbyterian Hospital	4.763%	8/1/2116	500,000	435,673
Total Healthcare Services				932,477

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)(Continued)

		Maturity	Principal
Security	Rate	Date	Amount	Value
Home Builders — 0.0% (c)
Toll Brothers Finance Corp.	4.875%	3/15/2027	$15,000	$14,827
Total Home Builders				14,827

Insurance — 1.0%
Aon Corp.	2.800%	5/15/2030	220,000	193,790
MetLife, Inc.	6.375%	6/15/2034	200,000	218,317
Total Insurance				412,107

Internet — 0.8%
Netflix, Inc.	5.875%	11/15/2028	315,000	327,451
Total Internet				327,451

Lodging — 0.4%
Marriott International, Inc.	4.625%	6/15/2030	165,000	160,528
Total Lodging				160,528

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	15,000	14,463
Comcast Corp.	4.150%	10/15/2028	15,000	14,640
Total Media				29,103

Miscellaneous Manufacturing — 0.8%
Parker-Hannifin Corp.	4.250%	9/15/2027	315,000	308,889
Total Miscellaneous Manufacturing				308,889

Oil & Gas — 0.9%
BP Capital Markets America, Inc.	4.812%	2/13/2033	150,000	148,036
Marathon Oil Corp.	5.200%	6/1/2045	30,000	26,936
Valero Energy Corp.	6.625%	6/15/2037	165,000	179,872
Total Oil & Gas				354,844

Packaging & Containers — 0.0% (c)
Packaging Corp. of America	3.400%	12/15/2027	15,000	14,257
Total Packaging & Containers				14,257

Pipelines — 0.1%
Boardwalk Pipelines LP	5.950%	6/1/2026	15,000	15,126
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	15,000	14,964
Energy Transfer LP	6.500%	2/1/2042	15,000	15,908
Total Pipelines				45,998

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	2.900%	1/15/2030	200,000	175,848
Simon Property Group LP	6.250%	1/15/2034	15,000	16,040
Total Real Estate Investment Trusts (REITS)				191,888

Retail — 0.5%
Dollar General Corp.	4.125%	5/1/2028	15,000	14,557
McDonald’s Corp.	6.300%	10/15/2037	165,000	181,113
Total Retail				195,670

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)(Continued)

		Maturity	Principal
Security	Rate	Date	Amount	Value
Telecommunications — 1.0%
AT&T, Inc.	5.350%	9/1/2040	$30,000	$29,364
T-Mobile USA, Inc.	3.875%	4/15/2030	220,000	206,092
Verizon Communications, Inc.	5.250%	3/16/2037	165,000	166,814
Total Telecommunications				402,270
Total Corporate Bonds (Cost — $8,735,348)				8,696,195

Mortgage Backed Securities — 16.8%

Federal Home Loan Mortgage Corp.
Pool SD8189	2.500%	1/1/2052	668,108	553,793
Pool SD8201	3.000%	3/1/2052	174,073	149,837
Pool SD8221	3.500%	6/1/2052	176,901	158,398
Pool SD8225	3.000%	7/1/2052	1,103,070	949,855
Pool SD8238	4.500%	8/1/2052	337,920	321,778
Pool SD8256	4.000%	10/1/2052	158,101	146,410

Federal National Mortgage Association
Pool MA4512	2.500%	1/1/2052	1,257,427	1,039,766
Pool MA4578	2.500%	4/1/2052	162,181	134,217
Pool MA4600	3.500%	5/1/2052	576,559	516,317
Pool MA4701	4.500%	8/1/2052	517,638	492,910
Pool MA4732	4.000%	9/1/2052	1,034,193	959,156
Pool MA4918	5.000%	2/1/2053	200,220	195,453
Pool MA4978	5.000%	4/1/2053	571,170	557,483
Pool MA5072	5.500%	7/1/2053	632,570	629,380
Pool MA5166	6.000%	10/1/2053	100,032	100,939
Total Mortgage Backed Securities (Cost — $6,956,961)				6,905,692

Municipal Bonds — 27.8%
Education — 7.4%
Denver City & County School District No 1	5.664%	12/1/2033	50,000	52,206
Los Angeles Community College District/CA	6.600%	8/1/2042	50,000	56,460
Los Angeles Unified School District/CA	5.750%	7/1/2034	500,000	518,601
New York State Dormitory Authority	5.389%	3/15/2040	500,000	494,897
New York State Dormitory Authority, New York University	4.850%	7/1/2048	50,000	47,693
Ohio State University/The	4.910%	6/1/2040	500,000	492,869
Oregon School Boards Association	5.680%	6/30/2028	50,000	50,935
Oregon School Boards Association	5.550%	6/30/2028	500,000	506,502
University of Massachusetts Building Authority	5.450%	11/1/2040	350,000	355,291
University of Michigan	4.454%	4/1/2122	515,000	443,391
Total Education				3,018,845

Financing & Development — 3.3%
California State Public Works Board	8.361%	10/1/2034	500,000	609,015
Kansas Development Finance Authority	4.927%	4/15/2045	40,000	38,776

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)(Continued)

		Maturity	Principal
Security	Rate	Date	Amount	Value
Financing & Development — 3.3% (Continued)
Metropolitan Government of Nashville & Davidson County Convention
Center Authority	6.731%	7/1/2043	$75,000	$85,961
New Jersey Economic Development Authority	7.425%	2/15/2029	555,000	594,874
Permanent University Fund - University of Texas System	5.262%	7/1/2039	45,000	45,634
Oregon School Boards Association	5.680%	6/30/2028	50,000	50,935
Total Financing & Development				1,374,260

Healthcare — 1.1%
Lee Memorial Health System	7.281%	4/1/2027	50,000	52,117
Regents of the University of California Medical Center Pooled Revenue	4.132%	5/15/2032	400,000	383,272
Total Healthcare				435,389

Housing — 1.2%
New York State Urban Development Corp.	3.900%	3/15/2033	500,000	476,927
Total Housing				476,927

Local General Obligation — 7.8%
City of New York, NY	5.968%	3/1/2036	500,000	528,003
Los Angeles County Public Works Financing Authority	7.618%	8/1/2040	500,000	615,286
New York City Transitional Finance Authority Future Tax Secured Revenue	4.200%	11/1/2028	85,000	83,746
New York City Transitional Finance Authority Future Tax Secured Revenue	5.572%	11/1/2038	540,000	553,491
Sales Tax Securitization Corp.	3.820%	1/1/2048	70,000	56,765
State of California	11.000%	10/1/2033	250,000	360,644
State of California	7.550%	4/1/2039	245,000	299,963
State of California	7.625%	3/1/2040	200,000	243,937
State of Connecticut	5.850%	3/15/2032	300,000	314,181
State of Mississippi	5.245%	11/1/2034	195,000	195,561
Total Local General Obligation				3,251,577

Transportation — 3.9%
Bay Area Toll Authority	3.126%	4/1/2055	40,000	28,217
City of Los Angeles Department of Airports	7.053%	5/15/2040	45,000	52,274
Dallas Fort Worth International Airport	4.507%	11/1/2051	500,000	459,446
New Jersey Turnpike Authority	7.102%	1/1/2041	440,000	511,238
Utah Transit Authority	5.937%	6/15/2039	500,000	530,747
Total Transportation				1,581,922

Utilities — 3.1%
American Municipal Power, Inc.	7.834%	2/15/2041	500,000	611,499
Irvine Ranch Water District Water Service Corp.	6.622%	5/1/2040	200,000	223,619
Massachusetts Clean Water Trust/The	5.192%	8/1/2040	50,000	49,964
Metropolitan Water Reclamation District of Greater Chicago	5.720%	12/1/2038	50,000	53,093
New York City Municipal Water Finance Authority	5.952%	6/15/2042	50,000	53,012
Salt River Project Agricultural Improvement & Power District	4.839%	1/1/2041	300,000	291,696
Total Utilities				1,282,883
Total Municipal Bonds (Cost — $11,499,438)				11,421,803

Ramirez Core Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)(Continued)

		Maturity	Principal
Security	Rate	Date	Amount	Value
U.S. Treasury Obligations — 26.1%
United States Treasury Bond	5.375%	2/15/2031	$1,000,000	$1,073,633
United States Treasury Bond	2.250%	5/15/2041	1,465,000	1,082,383
United States Treasury Bond	2.375%	5/15/2051	160,000	108,619
United States Treasury Bond	4.750%	11/15/2053	1,000,000	1,067,500
United States Treasury Note	2.750%	5/15/2025	1,730,000	1,688,169
United States Treasury Note	3.625%	5/15/2026	2,525,000	2,474,895
United States Treasury Note	2.375%	5/15/2027	3,030,000	2,851,277
United States Treasury Note	2.625%	7/31/2029	250,000	230,986
United States Treasury Note	4.125%	8/31/2030	75,000	74,520
United States Treasury Note	2.875%	5/15/2032	60,000	54,476
Total U.S. Treasury Obligations (Cost — $10,747,476)				10,706,458

Total Investments — 98.3% (Cost — $40,553,120)				40,327,514
Other Assets in Excess of Liabilities — 1.7%				703,342
Total Net Assets — 100.0%				$41,030,856

Notes:

(a)	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At March 31, 2024, the value of these securities totaled $1,503,243 or 3.7% of net assets.
(b)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of 3/31/2024.
(c)	Represents less than 0.05% of net assets.
(d)	Fixed to floating rate security. Effective date of change and formula disclosed.

Abbreviations used in this schedule:

LP – Limited Partnership

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these Financial Statements.

Ramirez Government Money Market Fund
Schedule of Investments
March 31, 2024 (Unaudited)

		Maturity	Principal
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 100.5%
U.S. Government Agency Repurchase Agreement ― 18.8%
Royal Bank of Canada Repurchase Agreement	5.310%	4/1/2024	$50,000,000	$50,000,000
Total U.S. Government Agency Repurchase Agreement (Cost $50,000,000)				50,000,000

U.S. Treasury Debt ― 81.7% (a)
United States Treasury Bill	5.360%	4/25/2024	15,650,000	15,595,609
United States Treasury Bill	5.390%	4/30/2024	38,600,000	38,436,231
United States Treasury Bill	5.390%	5/2/2024	18,700,000	18,615,742
United States Treasury Bill	5.390%	5/7/2024	28,505,000	28,355,606
United States Treasury Bill	5.380%	5/9/2024	2,055,000	2,043,664
United States Treasury Bill	5.370%	5/14/2024	25,555,000	25,394,260
United States Treasury Bill	5.390%	5/21/2024	36,275,000	36,010,996
United States Treasury Bill	5.400%	5/23/2024	22,425,000	22,255,381
United States Treasury Bill	5.360%	5/28/2024	8,320,000	8,251,678
United States Treasury Bill	5.380%	6/13/2024	16,835,000	16,656,113
United States Treasury Bill	5.400%	6/25/2024	6,250,000	6,173,005
Total U.S. Treasury Debt (Cost $217,788,285)				217,788,285
Total U.S. Government & Agency Obligations (Cost $267,788,285)				267,788,285

Total Investments ― 100.5% (Cost — $267,788,285)				267,788,285
Liabilities in Excess of Other Assets ― (0.5)%				(1,229,277)
Total Net Assets ― 100.0%				$266,559,008

Notes:

(a)	Zero coupon security. Rate disclosed is the yield of the position.

The accompanying notes are an integral part of these financial statements.

Ramirez Funds

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	Ramirez Core Bond Fund	Ramirez Government Money Market Fund
Assets:
Investments in securities at cost	$40,553,120	$267,788,285
Investments in securities at value	$40,327,514	$267,788,285
Cash - Interest Bearing Deposit	303,669	58,377
Dividends and interest receivable	451,483	29,894
Prepaid expenses	41,629	35,493
Total assets	41,124,295	267,912,049

Liabilities:
Distribution to shareholders	—	1,180,047
Due to Investment Advisor	9,962	44,944
Accrued other expenses	83,477	128,050
Total liabilities	93,439	1,353,041

Net Assets	$41,030,856	$266,559,008

Components of Net Assets:
Paid-in capital	$41,290,285	$266,559,862
Total accumulated loss	(259,429)	(854)
Net Assets	$41,030,856	$266,559,008

Retail Class:
Net Assets	$4,989	$5,049
Shares Issued and Outstanding (unlimited shares authorized, no par value)	337	5,049
Net Asset Value, Redemption Price and Offering Price Per Share	$14.80	$1.00

Institutional Class:
Net Assets	$41,025,867	$266,553,959
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,773,889	266,554,813
Net Asset Value, Redemption Price and Offering Price Per Share	$14.79	$1.00

The accompanying notes are an integral part of these financial statements.

Ramirez Funds

Statements of Operations

For the Period December 18, 2023* through March 31, 2024 (Unaudited)

	Ramirez Core Bond Fund	Ramirez Government Money Market Fund
Investment Income:
Interest income	$322,021	$2,284,492
Total investment income	322,021	2,284,492

Expenses:
Advisory fees (Note 3)	22,242	83,497
Administration and fund accounting fees (Note 3)	37,077	48,338
Registration fees	10,712	33,696
Transfer agent fees and expenses (Note 3 & Note 5)	20,031	30,625
Custody fees (Note 3)	1,976	7,696
Audit fees	6,864	6,864
Legal fees	5,720	5,720
Trustees’ fees (Note 3)	4,056	4,056
Compliance fees (Note 3)	3,536	3,536
Shareholder reporting fees	3,120	3,120
Miscellaneous	1,456	1,456
Distribution fees (Note 5)	3	3
Total expenses	116,793	228,607
Expenses waived by the Advisor (Note 3)	(85,016)	(136,027)
Net expenses	31,777	92,580
Net investment income	290,244	2,191,912

Realized and Unrealized Loss on Investments
Net realized loss on investments	(33,782)	(910)
Net change in unrealized appreciation/depreciation on investments	(225,606)	—
Net realized and unrealized loss on investments	(259,388)	(910)

Net Increase in Net Assets Resulting from Operations	$30,856	$2,191,002

* Inception date

The accompanying notes are an integral part of these financial statements.

Ramirez Core Bond Fund

Statement of Changes in Net Assets

For the Period December 18, 2023* through March 31, 2024 (Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$290,244
Net realized loss	(33,782)
Net change in unrealized appreciation/depreciation	(225,606)
Net increase in net assets resulting from operations	30,856

Distributions to shareholders:
Retail Class	(60)
Institutional Class	(290,225)
Total distributions to shareholders	(290,285)

Capital Transactions:
Net proceeds from shares sold
Retail Class	5,000
Institutional Class	40,995,000
Reinvestment of distributions
Retail Class	60
Institutional Class	290,225
Cost of shares repurchased
Retail Class	—
Institutional Class	—
Net increase in net assets from capital transactions	41,290,285
Total Increase in Net Assets	41,030,856

Net Assets:
Beginning of period	—
End of period	$41,030,856

* Inception date

The accompanying notes are an integral part of these financial statements.

Ramirez Government Money Market Fund

Statement of Changes in Net Assets

For the Period December 18, 2023* through March 31, 2024 (Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,191,912
Net realized loss	(910)
Net increase in net assets resulting from operations	2,191,002

Distributions to shareholders:
Retail Class	(70)
Institutional Class	(2,191,786)
Total distributions to shareholders	(2,191,856)

Capital Transactions:
Net proceeds from shares sold
Retail Class	5,000
Institutional Class	300,345,453
Reinvestment of distributions
Retail Class	49
Institutional Class	1,011,710
Cost of shares repurchased
Retail Class	—
Institutional Class	(34,802,350)
Net increase in net assets from capital transactions	266,559,862
Total Increase in Net Assets	266,559,008

Net Assets:
Beginning of period	—
End of period	$266,559,008

* Inception date

The accompanying notes are an integral part of these financial statements.

Ramirez Core Bond Fund

Financial Highlights

Retail Class

For a capital share outstanding throughout the period:

	For the Period December 18, 2023* through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Income from Investment Operations:
Net investment income(1)	0.18
Net realized and unrealized loss on investments	(0.20)
Total Loss from Investment Operations	(0.02)

Less Distributions:
From net investment income	(0.18)
Total Distributions	(0.18)

Net Asset Value, End of Period	$14.80

Total Return(2)	(0.21)%	(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$5
Ratios to average net assets
Gross expenses	4.14%	(4)
Net Expenses	0.74%	(4)
Net investment income	4.23%	(4)

Portfolio turnover rate(5)	32%

*	Inception date.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ramirez Core Bond Fund

Financial Highlights

Institutional Class

For a capital share outstanding throughout the period:

	For the Period December 18, 2023* through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$15.00

Income from Investment Operations:
Net investment income(1)	0.19
Net realized and unrealized loss on investments	(0.21)
Total Loss from Investment Operations	(0.02)

Less Distributions:
From net investment income	(0.19)
Total Distributions	(0.19)

Net Asset Value, End of Period	$14.79

Total Return(2)	(0.14)%	(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$41,026
Ratios to average net assets
Gross expenses	1.84%	(4)
Net Expenses	0.50%	(4)
Net investment income	4.57%	(4)

Portfolio turnover rate(5)	32%	(3)

*	Inception date.
[1]	Per share amounts have been calculated using the average shares method.
[2]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ramirez Government Money Market Fund

Financial Highlights

Retail Class

For a capital share outstanding throughout the period:

	For the Period December 18, 2023* through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.00
Total Gain from Investment Operations	0.01

Less Distributions:
From net investment income	(0.01)
Total Distributions	(0.01)

Net Asset Value, End of Period	$1.00

Total Return(1)	1.40%	(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$5
Ratios to average net assets
Gross expenses	2.39%	(4)
Net Expenses (3)	0.47%	(4)
Net investment income	4.91%	(4)

*	Inception date.
[1]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[2]	Not annualized.
[3]	Effective January 9, 2024 the contractual expense limitation changed. The ratio presented for period ended March 31, 2024 is a blended ratio. See note 3.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Ramirez Government Money Market Fund

Financial Highlights

Institutional Class

For a capital share outstanding throughout the period:

	For the Period December 18, 2023* through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.00
Total Gain from Investment Operations	0.01

Less Distributions:
From net investment income	(0.01)
Total Distributions	(0.01)

Net Asset Value, End of Period	$1.00

Total Return(1)	1.47%	(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$266,554
Ratios to average net assets
Gross expenses	0.54%	(3)
Net Expenses	0.22%	(3)
Net investment income	5.16%	(3)

*	Inception date.
[1]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited)

Note 1 – Organization

The Ramirez Core Bond Fund (the “Core Bond Fund”) and Ramirez Government Money Market Fund (the “Money Market Fund”, each a fund and together, the “Funds”) are series of Advisor Managed Portfolio (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ramirez Asset Management, Inc. (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was December 18, 2023.

The Core Bond Fund’s investment objective is to maximize total return by investing primarily in a diversified portfolio of fixed income securities and operates as a diversified fund. The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. As a government money market fund, the Money Market Fund is required by Rule 2a-7 to invest at least 99.5% of total assets in cash, U.S. government securities and repurchased agreements.

Each Fund currently offers a Retail Class and Institutional Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – The Money Market Fund’s investments are valued using amortized cost method permitted by Rule 2a-7. Any discount or premium is recognized ratably under the amortized cost method and is included in interest income.

The Core Bond Fund’s investments in debt securities, including corporate bonds, asset -backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may  incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2024:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2024:

Core Bond Fund

Description	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset Backed Securities	$—	$1,541,904	$—	$1,541,904
Collateralized Mortgage Obligations	—	1,055,462	—	1,055,462
Corporate Bonds	—	8,696,195	—	8,696,195
Mortgage Backed Securities	—	6,905,692	—	6,905,692
Municipal Bonds	—	11,421,803	—	11,421,803
U. S. Treasury Obligation	—	10,706,458	—	10,706,458
Total Long-Term Investments	—	40,327,514	—	40,327,514
Total Investments	$—	$40,327,514	$—	$40,327,514

Money Market Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Government Agency Repurchase Agreement	$—	$50,000,000	$—	$267,788,285
U.S. Treasury Debt	—	217,788,285	—	267,788,285
Short-Term Investments	—	267,788,285	—	267,788,285
Total Investments	$—	$267,788,285	$—	$267,788,285

*See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Interest income and expense are recognized on an accrual basis.

(c)  Distributions to shareholders – Distributions of net investment income, if any, are declared daily and distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

The tax character of distributions paid during the period ended March 31, 2024 was as follows:

	Core Bond Fund	Money Market Fund
Distributions Paid From:
Ordinary Income	$290,284	$2,191,856
Total Distributions Paid	$290,284	$2,191,856

(d)  Repurchase Agreements – The Money Market Fund may enter into repurchase agreement transactions with counterparties whom the Fund’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. The Money Market Fund had invested in a repurchase agreement at March 31, 2024 as detailed in the Schedule of Investments. The value of related collateral exceeded the value of the repurchase agreement.

(e)  Cash and Cash Equivalents – Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(e)   Federal Income Taxes – Each Fund is a separate taxable entity and has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

(f) Indemnification – The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Funds. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, the Core Bond Fund and Money Market Fund pay an investment management fee based on each Fund’s average daily net assets at the annual rate of 0.35% and 0.20%, respectively.

The Advisor has contractually agreed to waive a portion or all of its management fees and pay the Funds’ expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to ensure that the total annual fund operating expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below.

Fund	Retail Class	Institutional Class
Core Bond Fund	0.75%	0.50%
Money Market Fund	0.47%	0.22%

Prior to January 9, 2024, the Money Market Fund’s had similar agreement to limit the operating expenses as follows:

Retail Class	Institutional Class
0.60%	0.35%

The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As of March 31, 2024, the amounts waived by the Advisor and the eligible recapture period is as follows:

	Core Bond Fund	Money Market Fund
March 31, 2027	$85,016	$136,027

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ distributor and principal underwriter. For the period ended March 31, 2024, the Funds incurred the following expenses for administration and fund accounting, compliance, custody and transfer agent fees:

	Core Bond Fund	Money Market Fund
Administration and fund accounting	$37,077	$48,338
Compliance	3,536	3,536
Custody	1,976	7,696
Transfer agent*	16,432	26,520

*Statement of operations includes combined service fees paid to intermediaries as detailed in Note 5.

At March 31, 2024, the Funds had payables for administration and fund accounting, compliance, custody and transfer agent fees in the following amounts:

	Core Bond Fund	Money Market Fund
Administration and fund accounting	$37,077	$41,338
Compliance	3,536	3,536
Custody	1,976	7,696
Transfer agent*	16,432	26,520

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of assets and liabilities.

The Independent Trustees in total were paid $8,112 for their services and reimbursement of travel during the period ended March 31, 2024. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

During the period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) and U.S. Treasury Obligations were as follows:

	Core Bond Fund
	Investments	U.S. Government Obligations
Purchases	$30,297,568	$17,532,781
Sales	$502,007	$6,768,672

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

Note 5 – Distribution Plan and Service Fees

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their Retail Class. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Retail Class shares. For the period ended March 31, 2024, distribution fees incurred by each Fund are disclosed on the Statements of Operations.

The Funds pay intermediaries such as banks, broker dealers, financial advisors or other financial institutions for shareholders services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. For the period ended March 31, 2024, class specific expenses were as follows:

Fund	Retail Class	Institutional Class
Core Bond Fund	$—	$3,599
Money Market Fund	—	4,105

Note 6 – Line of Credit

The Funds have access to a $75 million secured line of credit through an agreement with U.S. Bank. The Funds may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Funds based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended March 31, 2024, the Funds did not draw on this line of credit.

Note 7 – Money Market Reform

The SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID -19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.

Increased Portfolio Liquidity Requirements

Money market funds will need to maintain higher levels of liquidity. The minimum requirement for daily liquid assets will increase from 10% to 25%, and for weekly liquid assets from 30% to 50%.

Reporting Transparency

Enhanced reporting requirements will be implemented, including the need to file reports in a specific XML-based format and increase transparency regarding fund holdings and activities. This aims to improve monitoring and analysis by investors and the SEC.

Ramirez Funds

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

Redemption Fee Framework

Institutional prime and institutional tax-exempt money market funds will be required to impose a mandatory liquidity fee if daily net redemptions exceed 5% of net assets, unless the liquidity costs are negligible.

These changes are designed to make money market funds more resilient, enhance liquidity, and improve transparency during periods of market stress. The Government Money Market Fund has met the first set of compliance deadlines and is well prepared to meet those that are upcoming.

Note 8 – Control Ownership

As of March 31, 2024, certain intermediaries held approximately 61% and 27% of the outstanding shares of the Core Bond Fund for the benefit of their shareholders, and a shareholder owned approximately 74% of the outstanding shares of the Money Market Fund.

Note 9 – Regulatory Update

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Note 10 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Ramirez Funds

Additional Information

March 31, 2024 (Unaudited)

Quarterly Portfolio Schedule

The Core Bond Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Form N-MFP

Each month, information about the Money Market Fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The Money Market Fund’s portfolio holdings are also posted on www.ramirezam.com as of each month-end. Please see the Money Market Fund’s current prospectus for more information.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-472-3102 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on August 30 & 31, 2023, the Board of Trustees (the “Board” or “Trustees”) of the Trust, including all Trustees who were not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement (“Advisory Agreement”) with the Advisor for the Funds.

In advance of the meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services to be provided by the Advisor to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

Some of these reports and other data included, among other things, materials that outlined the investment performance of the Advisor; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Ramirez Funds

Additional Information

March 31, 2024 (Unaudited) (Continued)

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided would be satisfactory and reliable.

●	In assessing the quality of the portfolio management to be delivered by the Advisor, the Board considered the performance of a similarly managed composite for each Fund for various periods as of June 30, 2023, on both an absolute basis and in comparison to its benchmark index.

○	For the Bond Fund the Board considered that the respective composite returns outperformed relative to a benchmark index since inception (April 1, 2012) and for the 1-, 3-, 5- and 10-year periods.

○	For the Money Market Fund, the Board considered that the respective composite returns outperformed relative to a benchmark index since inception (December 1, 2019) and for the 1- and 2-year periods.

●	The Trustees also reviewed the cost of the Advisor’s services, and the structure and level of advisory fee payable by each Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Advisor had agreed to a contractual annual expense limitation for each Fund.

○	For the Bond Fund the Board noted that the advisory fee and net expense ratio were higher than its peer group median and average.

○	For the Money Market Fund the Board noted that the advisory fee was lower than its peer group median/average and the net expense ratio was higher than its peer group median and average.

After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Advisor for each Fund was within the range of advisory fees charged to comparable funds and concluded that each fee was fair and reasonable in light of the services to be provided.

Ramirez Funds

Additional Information

March 31, 2024 (Unaudited) (Continued)

●	The Trustees considered whether, based on the estimated asset size of each Fund, economies of scale may be achieved. The Board also considered the Advisor’s agreement to certain expense limitation arrangements for the Funds. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as each Fund’s assets grow.

●	The Trustees considered the expected profitability of the Advisor from managing the Funds. In assessing the Advisor’s profitability, the Trustees took into account both direct and indirect benefits to the Advisor from managing each Fund. The Trustees concluded that the Advisor’s expected profits from managing each Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

Privacy Notice

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

Ramirez Asset Management, Inc.

61 Broadway, 29th Floor

New York, New York 10006

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By /s/ Russell B. Simon
    Russell B. Simon, President and Principal Executive Officer

Date        6/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
     Russell B. Simon, President and Principal Executive Officer

Date     6/10/2024

By /s/ Jennifer Ting
                   Jennifer Ting, Interim Treasurer and Principal Financial Officer

Date     6/7/2024